Loss Per Share - Calculation of Earnings (Loss) Per Share (Detail) - EUR (€) € / shares in Units, € in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Earnings per share [abstract]
Loss of the year attributable to Equity Holders	[1]	€ (40,935)	€ (26,512)	€ (17,204)
Weighted average number of shares outstanding		22,593,956	15,604,014	13,942,344
Earnings per share (non-fully diluted) in €		€ (1.81)	€ (1.7)	€ (1.23)
Outstanding warrants		2,339,646	2,136,556	1,488,006

[1]	For 2022, 2021 and 2020, the Company does not have any non-controlling interests and the losses for the year are fully attributable to owners of the parent.